Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP-43-1301883-022 [Master Trust]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	$ 42,648,278
Contributions:
Net income from investment in AT&T Savings Plan Master Trust	6,343,892
Net Assets Available for Benefits, December 31, 2025	45,304,545
EBP-43-1301883-009 [ARSP]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	43,121,795
Contributions:
Participant contributions	1,041,393
Employer contributions	511,325
Rollover contributions	126,338
Contribution, Total	1,679,056
Net income from investment in AT&T Savings Plan Master Trust	6,328,250
Interest income on notes receivable from participants	47,142
Distributions	(5,416,544)
Administrative expenses	(14,064)
Net Increase Before Transfers	2,623,840
Transfer to (from) Plan	(593)
Net Increase After Transfers	2,623,247
Net Assets Available for Benefits, December 31, 2025	45,745,042
EBP-43-1301883-011 [PRRSP]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	99,901
Contributions:
Participant contributions	461
Employer contributions	332
Rollover contributions	26
Contribution, Total	819
Net income from investment in AT&T Savings Plan Master Trust	15,642
Interest income on notes receivable from participants	68
Distributions	(6,576)
Administrative expenses	(96)
Net Increase Before Transfers	9,857
Transfer to (from) Plan	0
Net Increase After Transfers	9,857
Net Assets Available for Benefits, December 31, 2025	$ 109,758